The E*TRADE E-Commerce Index Fund commenced operations on October 22, 1999. This annual report contains audited financial statements for a period of less than six months and, therefore, does not contain an analysis of the results of operations for the period ended December 31, 1999. Relying on financial statements reporting operating results for such a period is subject to inherent limitations resulting from the shortness of the period. The Fund's early returns were achieved buying securities issued by technology companies in a period favorable for these stocks. Such favorable returns involve accepting the risk of volatility, and not expecting that such returns can be consistently achieved over long periods of time.

E*TRADE E-COMMERCE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                        NUMBER
                                                       OF SHARES         VALUE
                                                       ---------         -----
COMMON STOCK                         (98.7% OF NET ASSETS)
-----------------------------
ADVERTISING                           (0.9%)
    Verticalnet, Inc.                                    3,539       $ 580,396*
                                                                     ---------

COMPUTER INTEGRATED SYSTEMS DESIGN    (6.1%)
    Bea Systems, Inc.                                   12,510         874,918*
    Broadvision, Inc.                                    7,925       1,347,745*
    Inktomi Corp.                                       10,228         907,735*
    Priceline.Com                                       14,994         710,341*
                                                                     3,840,739
                                                                     ---------
COMPUTER PERIPHERAL EQUIPMENT         (6.9%)
    Cisco Systems                                       40,599       4,349,168*
                                                                     ---------

COMPUTER PROGRAMMING SERVICES         (0.4%)
    Entrust Technologies, Inc.                           4,569         273,854*
                                                                     ---------

COMPUTER RELATED SERVICES             (0.6%)
    US Web Corp.                                         7,835         348,168*
                                                                     ---------

COMPUTER STORAGE DEVICES              (6.2%)
    EMC Corp.                                           35,616       3,891,048
                                                                     ---------

DATA PROCESSING & PREPARATION         (3.6%)
    First Data Corp.                                    37,489       1,848,676
    Sterling Commerce                                    9,304         316,918*
    Transactions Systems Architects, Inc.                3,287          92,036*
                                                                     ---------
                                                                     2,257,630
                                                                     ---------

                See accompanying notes to financial statements.

E*TRADE E-COMMERCE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                        NUMBER
                                                       OF SHARES         VALUE
                                                       ---------         -----

ELECTRONIC COMPUTERS                 (21.4%)
    Compaq Computer Corp.                               72,515     $ 1,962,437
    Dell Computer Corp.                                 53,698       2,738,598*
    Gateway 2000, Inc.                                  32,981       2,376,693*
    International Business Machines                     21,678       2,341,224
    Sun Microsystems, Inc.                              52,048       4,030,467*
                                                                     ---------
                                                                    13,449,419
                                                                    ----------

ELECTRONIC PARTS & EQUIPMENT          (1.0%)
    Checkfree Holdings Corp.                             5,775         603,488*
                                                                    ----------

HEALTH SERVICES                       (1.3%)
    Sapient Corp.                                        5,876         828,148*
                                                                    ----------

INFORMATION RETRIEVAL SERVICES       (19.6%)
    Amazon.Com Inc.                                     29,791       2,267,840*
    America on Line, Inc.                               38,994       2,941,610
    Ebay, Inc.                                          13,181       1,650,096*
    Network Solutions, Inc.                              1,934         420,766*
    Sabre Group Holdings, Inc.                           2,363         121,104*
    Yahoo!, Inc.                                        11,359       4,914,897*
                                                                    ----------
                                                                    12,316,313
                                                                    ----------

NATIONAL COMMERCIAL BANKS             (0.1%)
    TeleBanc Financial Corp.                             3,027          78,702*
                                                                    ----------

PREPACKAGED SOFTWARE                 (23.5%)
    Check Point Software
      Technologies Ltd.                                  3,605         716,494*
    Intuit Software                                     19,674       1,179,210*
    Iss Group Inc.                                       3,897         277,174*
    I2 Technologies, Inc.                                7,724       1,506,180*
    Network Associates                                  14,555         388,437
    Microsoft Corp.                                     33,627       3,925,952*
    Novell, Inc.                                        35,303       1,405,501*
    Oracle Systems Corp.                                47,960       5,374,518*
                                                                    ----------
                                                                    14,773,466
                                                                    ----------

                See accompanying notes to financial statements.

E*TRADE E-COMMERCE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------





                                                 NUMBER OF SHARES
                                                 /PRINCIPLE AMOUNT      VALUE
                                                 -----------------      -----

SECURITY BROKERS & DEALERS            (4.6%)
    Ameritrade Holding Corp. Cl                         16,655     $   361,205*
    E*TRADE Group, Inc.                                 24,596         642,571*
    Knight Trimark Group, Inc.                          11,142         512,532*
    Schwab, Charles Corp.                               35,066       1,345,658
                                                                    ----------
                                                                     2,861,966
                                                                    ----------
TELEPHONE COMMUNICATIONS, EXCEPT
  RADIO                               (2.5%)
    Exodus Communications, Inc.                         17,448       1,549,601*
                                                                    ----------

       TOTAL COMMON STOCK               (Cost:    $49,514,188)      62,002,106
                                                                    ----------




SHORT-TERM INVESTMENTS                (3.4%)
-----------------------------
    Provident Institutional Funds -
       TempCash Portfolio                           $1,080,941       1,080,941
    Samson Street Money Market Fund                  1,080,941       1,080,941
                                                                    ----------

       TOTAL SHORT-TERM INVESTMENTS     (Cost:     $2,161,882)       2,161,882
                                                                    ----------


TOTAL INVESTMENTS (Cost:$51,676,070)(102.1%)                        64,163,988

LIABILITIES IN EXCESS OF
 OTHER ASSETS                        (-2.1%)                        (1,311,745)
                                                                    ----------
NET ASSETS                          (100.0%)                       $62,852,243
                                                                    ==========
*        Non-income producing security.

                See accompanying notes to financial statements.

E*TRADE E-COMMERCE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments-at value (cost: $51,676,070) (Note 1). ................$64,163,988
Dividends receivable ..............................................      2,480
Interest receivable ...............................................     13,324
Receivable for fund shares sold. ..................................  1,111,593
                                                                    ----------
    TOTAL ASSETS .................................................. 65,291,385
                                                                    ----------
LIABILITIES
Accrued administration fee (Note 2) ...............................     27,758
Accrued advisory fee (Note 2) .....................................      9,913
Payable for investment securities purchased .......................  2,131,104
Payable for fund shares redeemed ..................................    270,367
                                                                    ----------
    TOTAL LIABILITIES .............................................  2,439,142
                                                                    ----------

TOTAL NET ASSETS ..................................................$62,852,243
                                                                    ==========
NET ASSETS CONSIST OF:
Paid-in capital ................................................... 50,364,325
Net unrealized appreciation of investments ........................ 12,487,918
TOTAL NET ASSETS ..................................................$62,852,243

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01) .........  4,071,150
                                                                    ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ....$     15.44
                                                                    ==========
                See accompanying notes to financial statements.

E*TRADE E-COMMERCE INDEX FUND
STATEMENT OF OPERATIONS
Period from October 22, 1999 (commencement of operations)
through December 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
 Dividends ........................................................$     3,429
 Interest ..........................................................    21,716
                                                                     ---------
    TOTAL INVESTMENT INCOME ........................................    25,145
                                                                     ---------
EXPENSES (NOTE 2):
Advisory fee .......................................................    14,668
Administration fee .................................................    41,070
Trustees fees ......................................................       310
                                                                     ---------
    TOTAL EXPENSES BEFORE WAIVER OF TRUSTEE FEE ....................    56,048
                                                                     ---------

Waived Trustee fees (Note 2) .......................................      (310)
                                                                     ---------
    NET EXPENSES ...................................................    55,738
                                                                     ---------

NET INVESTMENT LOSS ................................................  (30,593)
                                                                     ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on sale of investments . .........................         -
Change in unrealized appreciation of investments . .................12,487,918
                                                                    ----------
    NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ................12,487,918
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS ....................................................$12,457,325
                                                                   ===========

                See accompanying notes to financial statements.

E*TRADE E-COMMERCE INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period from
                                                               October 22, 1999
                                                                (commencement
                                                                of operations)
                                                                   through
                                                               December 31, 1999

INCREASE IN NET ASSETS
OPERATIONS:
Net investment loss ...............................................$   (30,593)
Change in unrealized appreciation of investments .................. 12,487,918
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............. 12,457,325
                                                                    ----------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sales of shares ................................. 52,838,630
Cost of shares redeemed . ......................................... (2,467,956)
NET INCREASE IN NET ASSETS FROM                                     ----------
  TRANSACTIONS IN SHARES OF COMMON STOCK .......................... 50,370,674
                                                                    ----------

REDEMPTION FEES ...................................................     24,244
                                                                    ----------

INCREASE IN NET ASSETS ............................................$62,852,243
                                                                    ==========
NET ASSETS:
Beginning of period ...............................................          -
                                                                    ----------
End of period. ....................................................$62,852,243
                                                                    ----------
SHARES TRANSACTIONS:
Number of shares sold. ............................................. 4,245,512
Number of shares redeemed ..........................................  (174,362)
                                                                    ----------
NET INCREASE IN SHARES OUTSTANDING ................................. 4,071,150
                                                                    ----------

                 See accompanying notes to financial statements

E*TRADE E-COMMERCE INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Period from
                                                               October 22, 1999
                                                                (commencement
                                                                of operations)
                                                                   through
FOR A SHARE OUTSTANDING FOR THE PERIOD                         December 31, 1999
                                                              ------------------

NET ASSET VALUE, BEGINNING OF PERIOD ..........................    $10.00
INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss .......................................     (0.01)
    Net realized and unrealized gain on investments ...........      5.44
                                                                    -----
    TOTAL INCOME FROM INVESTMENT OPERATIONS ...................      5.43
                                                                    -----

REDEMPTION FEES ADDED TO PAID-IN CAPITAL ......................      0.01
                                                                    -----

NET ASSET VALUE, END OF PERIOD ................................    $15.44
                                                                    =====

TOTAL RETURN .................................................      54.40%(1)

RATIOS / SUPPLEMENTAL DATA:
    Net assets, end of period (000s omitted) .................    $62,852
    Ratio of expenses to average net assets ..................       0.95%(2)(3)
    Ratio of net investment loss to average net assets .......      (0.52%)(2)
    Portfolio turnover rate ..................................       0.00%(1)
__________

(1) For the period October 22, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full years operating results.

(2) Annualized.

(3) The Investment Advisor has voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund. Even though such action had been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.95% for the period October 22, 1999 (commencement of operations) through December 31, 1999.

                See accompanying notes to financial statements.

E*TRADE E-COMMERCE INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1999


1.    SIGNIFICANT ACCOUNTING POLICIES

E*TRADE E-Commerce Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 1999 the Trust offered six series: the S&P 500 Index Fund, the Bond Index Fund, the Extended Market Index Fund, the International Index Fund, the E-Commerce Index Fund and the Technology Index Fund. These financial statements contain the E*TRADE E-Commerce Index Fund.

The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks making up the Goldman Sachs E-Commerce (GSEC (TRADE MARK)) Index. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the GSEC Index.

"GSEC (TRADEMARK)" is a registered trademark of Goldman Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman Sachs & Co. and Goldman Sachs & Co. makes no representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies which are consistently followed by the Funds in the preparation of their financial statements, and which are in conformity with generally accepted accounting principles. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.


INVESTMENT POLICY AND SECURITY VALUATION

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Short-term debt securities are valued at amortized cost which approximates market value. Restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Fund's Board of Trustees.

E*TRADE
E-COMMERCE INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1999


SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.


DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.


FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. It is the policy of each fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, each fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 1999.


REDEMPTION FEES

Shares held in the Fund less than six months are subject to a fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

E*TRADE E-COMMERCE INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1999


2.    AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its services as investment advisor, the Investment Advisor is paid by the Fund a fee at an annual rate of 0.25% average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-advisor. For its services, BGFA is paid by the Investment Advisor a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of average daily net assets on amounts between $200 million and $500 million, and 0.12% of average daily net assets above $500 million. BGFA, is a direct subsidiary of Barclays Global Investors, N.A. which, in turn, is an indirect subsidiary of Barclays Bank PLC.

The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and report to the Board of Trustees concerning its activities pursuant to the Administration Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.70% of the average daily net assets for administrative services.

PFPC Inc. ("PFPC") serves as the Fund's sub-administrator. PFPC also serves as the Fund's transfer agent and dividend disbursing agent. PFPC Trust Co. serves as the Fund's custodian.

E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Funds. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund records Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the period October 22, 1999 (commencement of operations) through December 31, 1999.

E*TRADE E-COMMERCE INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1999


3.    PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent. The Fund did not have any securities lending activity during the period ending December 31, 1999.


4.    FUTURES CONTRACTS

The Fund may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The Fund did not enter into any futures contracts during the period ending December 31, 1999.

E*TRADE
E-COMMERCE INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1999


5.    REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's Statement of Additional Information requires that the cash investments be fully collateralized based on values that are marked to market daily. The Fund's Custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price. There were no repurchase agreements entered into by the Fund as of December 31, 1999.


6.    INVESTMENT PORTFOLIO TRANSACTIONS

Purchases of investments, exclusive of short-term securities, aggregated $49,514,187 for period ended December 31, 1999. There were no sales of securities during the period ended December 31, 1999.


7.    UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

At December 31, 1999, net unrealized appreciation on investments for federal income tax purposes was as follows:


             Unrealized            Unrealized          Net Unrealized
            Appreciation          Depreciation          Appreciation
            ------------          ------------         --------------
            $13,337,318           $(849,400)            $12,487,918


At December 31, 1999, the cost basis of the investments for federal income tax purposes was $51,676,070.

In accordance with Statement of Position 93-2 "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN AND RETURN OF CAPITAL DISTRIBUTION BY INVESTMENT COMPANIES", the Fund reclassified $30,593 from undistributed net investment loss to paid-in-capital. This reclassification has no effect on net assets or net asset value per share.

INDEPENDENT AUDITORS' REPORT



To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of E*TRADE E-Commerce Index Fund (the "Fund") (one of six funds comprising the E*TRADE Funds) as of December 31, 1999 and the related statement of operations, statement of changes in net assets, and financial highlights for the period October 22, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE E-Commerce Index Fund as of December 31, 1999 and the results of its operations, the changes in its net assets, and the financial highlights for the period October 22, 1999 (commencement of operations) to December 31, 1999 in conformity with generally accepted accounting principles.

/S/ Deloitte & Touche LLP



Deloitte & Touche LLP
Los Angeles, California
February 23, 2000